Document and Entity Information Document	Mar. 29, 2023
Document Type	8-K
Document Period End Date	Mar. 29, 2023
Amendment Flag	false
Entity File Number	1-11299
Entity Registrant Name	ENTERGY CORPORATION
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0000065984
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ETR
Security Exchange Name	CHX
Entergy Louisiana [Member]
Entity File Number	1-32718
Entity Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Entity Emerging Growth Company	false
Entergy Louisiana [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	ELC
Security Exchange Name	NYSE